Stock-based payment plans - Restricted Shares (Details) € / shares in Units, € in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2016 shares	Sep. 30, 2017	Dec. 31, 2017 EquityInstruments € / shares	Dec. 31, 2016 EUR (€)	Dec. 31, 2017 EquityInstruments $ / shares	Dec. 31, 2016 EquityInstruments $ / shares
Restricted shares
Vesting period		1 year	4 years
Ordinary shares
Restricted shares
Par value per share | € / shares			€ 0.08
Restricted Shares
Restricted shares
Restricted stock nominal price per ordinary share					$ 0.08
Vesting period			4 years
The period over that the Company can repurchase or cancel unvested shares as well as its right to repurchase the restricted shares from the executives will lapse			4 years
Repurchase the restricted shares lapsing rate for the first year						25.00%
Repurchase the restricted shares lapsing rate quarterly after first year				6.25%
Number of shares issued for restricted shares | shares	110,281
Subscription amount | €				€ 8
Par value per share						$ 0.08
Number of restricted shares outstanding | EquityInstruments			41,355		41,355	167,741